Fair Value of Options Canceled and Accelerated Vested Under Market Condition Measured on Modification Date Using Monte Carlo Simulation Mode (Detail) - Options Cancelled and Accelerated Vested Under Market Condition
12 Months Ended
Dec. 31, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.52%
Expected life (years)	5 years
Expected dividend yield	0.00%
Volatility	72.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options at modification date	$ 0.18
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options at modification date	$ 0.25